COLUMBIA FUNDS SERIES TRUST

                   Columbia LifeGoal Balanced Growth Portfolio
                       Columbia LifeGoal Growth Portfolio
                  Columbia LifeGoal Income and Growth Portfolio
                    Columbia Masters Global Equity Portfolio
                       Columbia Masters Heritage Portfolio
                 Columbia Masters International Equity Portfolio

     Supplement to the Prospectuses and Statements of Additional Information
                              dated August 1, 2007

               (each a "Portfolio" and together the "Portfolios")

         The second paragraph under the section entitled "Portfolio Holdings Disclosure" in the above prospectuses is hereby revised and replaced in its entirety with the following language:

         Each Portfolio's complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

         The first bullet under the section in the Portfolios' Statement of Additional Information entitled "Disclosure of Portfolio Information - Public Disclosures" is revised and replaced in its entirety with the following:

        o For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 15 calendar days after such month-end.

         Additionally, the following is added as the second bullet under the same section in the Portfolios' Statement of Additional Information:

        o For small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.



INT-47/153244-0408                                               April 25, 2008

                       COLUMBIA FUNDS SERIES TRUST
                          COLUMBIA FUNDS SERIES TRUST I

                        Columbia Balanced Fund                                             Columbia Liberty Fund
                   Columbia International Stock Fund                                  Columbia Asset Allocation Fund
                     Columbia Mid Cap Growth Fund                                      Columbia Dividend Income Fund
                   Columbia Strategic Investor Fund                                     Columbia Common Stock Fund
           Supplement to the Prospectuses and Statements of                           Columbia Large Cap Growth Fund
             Additional Information dated January 1, 2008                             Columbia Disciplined Value Fund
                                                                           Supplement to the Prospectuses dated February 1, 2008
                                                                          and Statement of Additional Information dated March 31,
                                                                                                   2008
                   Columbia International Value Fund
                     Columbia Large Cap Core Fund                                      Columbia Blended Equity Fund
                     Columbia Marsico Growth Fund                                   Columbia Select Opportunities Fund
    Columbia Marsico Focused Equities Fund Columbia International Growth Fund
    Columbia Marsicio 21st Century Fund Columbia Select Large Cap Growth Fund
                   Columbia Asset Allocation Fund II                           Columbia Mid Cap Value and Restructuring Fund
                      Columbia World Equity Fund                                        Columbia Pacific/Asia Fund
      Supplement to the Prospectuses and Statements of Additional                  Columbia Value and Restructuring Fund
                   Information dated August 1, 2007                           Supplement to the Prospectuses and Statement of
                                                                                Additional Information dated March 31, 2008

                                                    Columbia Global Value Fund
                                        Columbia Marsico International Opportunities Fund
                                         Columbia Multi-Advisor International Equity Fund
                                                  Columbia Large Cap Index Fund
                                                   Columbia Mid Cap Index Fund
                                              Columbia Large Cap Enhanced Core Fund
                                                   Columbia Mid Cap Value Fund
                                                  Columbia Large Cap Value Fund
                                         Supplement to the Prospectuses and Statements of
                                            Additional Information dated July 1, 2007
                                            (Each a "Fund" and together the "Funds")

         The second paragraph under the section entitled "Portfolio Holdings Disclosure" in the above prospectuses is hereby revised and replaced in its entirety with the following language:

         The Fund's complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

         The first bullet under the section in each Fund's Statement of Additional Information entitled "Disclosure of Portfolio Information - Public Disclosures" is revised and replaced in its entirety with the following:

        o For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 15 calendar days after such month-end.

         Additionally, the following is added as the second bullet under the same section in each Fund's Statement of Additional Information:

        o For small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately 30 calendar days after such month-end.


                                                                April 25, 2008